Convertible Preferred Stock	12 Months Ended
Dec. 31, 2011
Preferred Stock [Text Block]
11. Convertible Preferred Stock

The Company has authorized and issued shares of convertible preferred stock as of December 31, 2010, as follows:

Convertible Preferred Stock	Authorized	Issued	Outstanding
Series A	763,397	763,397	559,261
Series B	1,136,438	1,136,438	1,136,438
Series C	889,884	370,786	370,786

On March 15, 2011 and May 17, 2011, the Company issued 757,724 and 90,486 shares of Series D preferred stock for $53,600 and $6,400, respectively.

Each share of preferred stock was convertible, at the option of the holder, to common stock on a one-to-one basis, unless additional common shares have been issued by the Company (exclusive of shares issued to satisfy outstanding options, declared dividends or splits, or certain approved issuances to financial institutions or investors pursuant to a debt financing), at which point a defined conversion formula shall be utilized to identify the appropriate conversion ratio. During August 2011, the preferred stockholders agreed via written consent of (1) the holders of at least 70% of the outstanding shares of Series D preferred stock, (2) the holders of at least 80% of the outstanding shares of Series C preferred stock, (3) the holders of at least a supermajority, as defined in the Amended and Restated Certificate of Incorporation, of the holders of the outstanding shares of Series B preferred stock, and (4) the holders of at least a supermajority of the outstanding shares of Series A preferred stock that each share of preferred stock shall be mandatorily converted to common stock immediately prior to the completion of a firm-commitment underwritten initial public offering if the share price is at least $70.74, as adjusted for stock splits and other adjustments. The Series A, B, C, and D convertible preferred stock are not subject to mandatory redemption outside the control of the Company.

On October 31, 2011, the Company effected an eight-for-one split of its common stock by way of a stock dividend declared. As a result of the stock split, holders of the Company’s common stock received seven additional shares of common stock for every share held on such date, and a proportionate adjustment was made to the applicable conversion prices for each share of the Company’s outstanding convertible preferred stock, resulting in a conversion ratio of one-to-eight. As a result of the initial public offering of stock at a price greater than the pre-split adjusted price of $70.74, all preferred shares were converted to common shares on November 17, 2011.